Intangible assets - Summary of Individually Material to the Financial Statements (Detail) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Expedeon CaptSure technology
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 21.7
Remaining amortization	13 years
Expedeon antibody labelling and conjugation technology
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 14.6
Remaining amortization	13 years
Epitomics RabMAb® technology
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 8.1
Remaining amortization	4 years
Roche licence agreement
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 5.3
Remaining amortization	6 years
BioVision Metabolism Assays & Proteins
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 77.9
Remaining amortization	9 years
ERP System [Member]
Disclosure of intangible assets material to entity [line items]
Carrying amount	£ 26.4
Remaining amortization	9 years